Leases (Details) - Schedule of Financing Lease Activity - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financing Lease Activity [Abstract]
Weighted-average discount rate – operating leases	7.39%	6.76%
Weighted-average discount rate – finance leases		7.83%
Assets
Balance Sheet Classification, Right-of-use assets, net	Right-of-use, net
Right-of-use assets, net	$ 2,036	$ 2,210	$ 1,479
Balance Sheet Classification, Finance lease assets	Property and equipment, net
Finance lease assets		261
Liabilities
Balance Sheet Classification, Operating lease liabilities, current	Operating lease liabilities, current
Operating lease liabilities, current	$ 669	734	814
Balance Sheet Classification, Operating lease liabilities, non-current	Operating lease liabilities, non-current
Operating lease liabilities, non-current	$ 1,550	1,587	$ 704
Total operating lease liabilities	$ 2,219	2,321
Balance Sheet Classification, Finance lease liabilities, current	Accrued expenses and other current liabilities
Finance lease liabilities, current		152
Balance Sheet Classification, Finance lease liabilities, non-current	Other non-current liabilities
Finance lease liabilities, non-current		147
Total finance lease liabilities		$ 299